Other reserves	12 Months Ended
Oct. 31, 2020
Other reserves [Abstract]
Other reserves
27 Other reserves

		Capital redemption reserve [1]	Merger reserve [2]	Hedging reserve [3]	Total
	Note	$m	$m	$m	$m
As at November 1, 2018		666.3	3,724.4	70.0	4,460.7
Return of Value - share consolidation	25	18.7	-	-	18.7
Return of Value - issue and redemption of B shares	25	1,800.0	(1,800.0)	-	-
Hedge accounting	24	-	-	(122.9)	(122.9)
Current tax movement on hedging		-	-	23.3	23.3
Reallocation of merger reserve		-	(184.6)	-	(184.6)
As at October 31, 2019		2,485.0	1,739.8	(29.6)	4,195.2

As at November 1, 2019		2,485.0	1,739.8	(29.6)	4,195.2
Hedge accounting	24	-	-	(41.3)	(41.3)
Current tax movement on hedging		-	-	7.8	7.8
Reallocation of merger reserve		-	27.6	-	27.6
As at October 31, 2020		2,485.0	1,767.4	(63.1)	4,189.3

[1] Capital redemption reserve
The capital redemption reserve, a non-distributable reserve, was created as a result of Returns of Value in prior periods (note 26).

[2] Reallocation of merger reserve
The merger reserve is an unrealized profit until it can be realized by the settlement of the intercompany loan by qualifying consideration.

In the 12 months ended October 31, 2019, it was disclosed that $400.0 million of the merger reserve would be settled in the year. However, as at October 31, 2020, only $35.4 million of the balance was settled and the balance of $364.6 million was no longer required. However, $337.0 million is expected to be settled in qualifying consideration during the year ended October 31, 2021 and as such an equivalent proportion of the merger reserve of $27.6 million is considered unrealized, in accordance with section 3.11(d) of Tech 02/17 and therefore has been transferred from retained earnings.

[3] Hedging reserve
A debit of $33.5 million was recognized in the hedging reserve in relation to hedging transactions entered into in the 12 months ended October 31, 2020 (2019: $99.6 million debit).